Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Ordinary shares in issue (in shares)	634,768,000	632,634,000	618,072,000
Adjustment for weighted number of ordinary shares in issue (in shares)	(468,000)	(7,930,000)	(428,000)
Weighted number of ordinary shares in issue (in shares)	634,300,000	624,704,000	617,644,000
Treasury shares (in shares)	(12,451,000)	(5,267,000)	(47,000)
Basic weighted average number of ordinary shares in issue (in shares)	621,849,000	619,437,000	617,597,000
Owners of the parent	R 14,384	R 8,587	R 4,820
Total basic earnings/(loss) per share (in rand per share)	R 23.13	R 13.86	R 7.80
Disclosure of depositary receipts [line items]
Treasury shares (in shares)	(12,451,000)	(5,267,000)	(47,000)
Harmony Gold ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of depositary receipts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	12,168,183	12,651,525
Katleho ya Moruo Employee Share Ownership Plan
Earnings per share [abstract]
Treasury shares (in shares)	12,404,035	5,219,618
Disclosure of depositary receipts [line items]
Treasury shares (in shares)	12,404,035	5,219,618